EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic:
Net income available to stockholders	$ 122,815	$ 89,206	$ 185,836
Diluted:
Interest paid on 3.75% convertible bonds	5,060	5,092	4,688
InterestPaidOn3.25%ConvertibleBonds	17,371	0	0
Net income available to stockholders, diluted	$ 145,246	$ 94,298	$ 190,524
Basic earnings per share:
Weighted average number of common shares outstanding	93,331	89,508	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	93,331	89,508	80,594
Effect of dilutive share options	84	163	168
Effect of dilutive convertible debt	23,332	5,753	5,106
Weighted average number of diluted common shares outstanding	116,747	95,424	85,868